As filed with the Securities and Exchange Commission on April 14, 2005

Registration No. 2-96408

811-4254

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 70	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940, as amended

Amendment No. 71	☒

SMITH BARNEY INCOME FUNDS

(Exact name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004

(Address of principal executive offices) (Zip Code)

(203) 890-7026

(Registrant’s telephone number, including Area Code)

Robert I. Frenkel

Secretary

Smith Barney Income Funds

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

With copies to:

Burton M. Leibert, Esq.

Willkie Farr & Gallagher

787 Seventh Avenue

New York, NY 10019-6099

(Approximate Date of Proposed Public Offering): Continuous

It is proposed that this filing becomes effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph 485(b)

☒	on April 29, 2005 pursuant to paragraph 485(b)

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on April 15, 2005 pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A-The Prospectuses for SB Capital and Income Fund of Smith Barney Income Funds (the “Fund”) are incorporated by reference to Part A of Post-Effective Amendment No. 69 to the Fund’s Registration Statement filed on February 14, 2005 (Accession No. 0001193125-05-029142).

Part B-The Statements of Additional Information for the Fund is incorporated by reference to Part B of Post-Effective Amendment No. 69 to the Fund’s Registration Statement filed on February 14, 2005 (Accession No. 0001193125-05-029142).

PART C-Other Information

Item 22. Exhibits

All references are to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on March 13, 1985 (File Nos. 2-96408 and 811-4254).

(a) (1) Registrant’s First Amended and Restated Master Trust Agreement dated November 5, 1993 and Amendment No. 1 to the Master Trust Agreement dated July 30, 1993 are incorporated by reference to Post-Effective Amendment No. 36.

(2) Amendment to Registrant’s Master Trust Agreement dated June 12, 1998 is incorporated by reference to Post-Effective Amendment No. 52.

(3) Amendment to Registrant’s Master Trust Agreement dated April 7, 2003 is incorporated by reference to Post-Effective Amendment No. 63.

(4) Amendment to Registrant’s Master Trust Agreement dated May 1, 2003 is incorporated by reference to Post-Effective Amendment No. 64.

(5) Amendment to Registrant’s Master Trust Agreement dated May 14, 2003 is incorporated by reference to Post-Effective Amendment No. 64.

(6) Amendment Number 9 to Registrant’s Master Trust Agreement dated September 29, 2003 is incorporated by reference to Post-Effective Amendment No. 67.

(7) Amendment Number 10 to Registrant’s Master Trust Agreement dated April 29, 2004 is incorporated by reference to Post-Effective Amendment No. 67.

(b) (1) Registrant’s By-Laws are incorporated by reference to the Registration Statement.

(2) Amended and Restated By-Laws of Smith Barney Open-End Funds that are Massachusetts Business Trusts is incorporated by reference to Post-Effective Amendment No. 63.

(c) (1) Registrant’s form of stock certificates for Class A, Class B, Class C and Class Y shares of beneficial interest of Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Municipal High Income Fund (formerly Smith Barney Tax-Exempt Income Fund) and Smith Barney Balanced Fund (formerly Smith Barney Utilities Fund) are incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

(2) Registrant’s form of stock certificates for Class A, Class B, Class C and Class Y shares of beneficial interest of Smith Barney Total Return Bond Fund to be filed by amendment.

(d) (1) Transfer of Investment Advisory Agreements between the Registrant and Smith Barney Mutual Funds Management with respect to Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund (formerly Smith Barney Utilities Fund), Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund (formerly Smith Barney Tax-Exempt Income Fund) and Smith Barney Exchange Reserve Fund are incorporated by reference to Post-Effective Amendment No. 40.

(2) Investment Advisory Agreement between Registrant and Smith Barney Strategy Advisers Inc. with respect to Smith Barney Premium Total Return Fund is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(3) Form of Investment Management Agreement between Registrant and Mutual Management Corp. with respect to Smith Barney Total Return Bond Fund to be filed by Amendment.

(4) Sub-Investment Advisory Agreement among the Registrant,

Smith Barney Strategy Advisers, Inc. and Boston Partners Asset Management, L.P. with respect to Smith Barney Premium Total Return Fund is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(5) Sub-Investment Advisory Agreement between the Registrant and Smith Barney Global Capital Management Inc. with respect to Smith Barney Diversified Strategic Income Fund is incorporated by reference to Post-Effective Amendment No. 40.

(6) Form of Transfer and Assumption of Advisory Agreement is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement.

(7) Sub-Investment Advisory Agreement between the Registrant and Salomon Brothers Asset Management Inc. with respect to Smith Barney Premium Total Return Fund is incorporated by reference to Post-Effective Amendment No. 54.

(8) Sub-Investment Advisory Agreement between the Registrant and Salomon Brothers Asset Management Inc. with respect to Smith Barney Convertible Fund is incorporated by reference to the Post-Effective Amendment No. 56.

(e) (1) Distribution Agreement between the Registrant and Smith Barney Inc. is incorporated by reference to the Post-Effective Amendment No. 40.

(2) Distribution Agreement between the Registrant and PFS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

(3) Distribution Agreement between the Registrant and CFBDS, Inc. dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No. 52.

(4) Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 54.

(5) Form of Distribution Agreement between Registrant and Salomon Smith Barney Inc. is incorporated by Reference to Post-Effective Amendment No. 58.

(6) Form of Distribution Agreement between Registrant and PFS Distributors Inc. is incorporated by Reference to Post-Effective Amendment No. 58.

(f) Not Applicable.

(g) (1) Custodian Agreement between the Registrant and PNC Bank, National Association (“PNC Bank”) is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(2) A form of Custodian Agreement between the Registrant and Chase Manhattan Bank is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

(3) Custodian Agreement with State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 61.

(h) (1) Administration Agreement between the Registrant and MMC is incorporated by reference to Post-Effective Amendment No. 40.

(2) Transfer Agency and Registrar Agreement between the Registrant and First Data Investor Services Group, Inc., (formerly The Shareholder Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement.

(3) Transfer Agency Agreement between Registrant and Citi Fiduciary Trust is incorporated by Reference to Post-Effective Amendment No. 58.

(4) Sub-Transfer Agency Agreement between Registrant and PFPC Global Fund Services is incorporated by Reference to Post-Effective Amendment No. 58.

(5) Sub-Transfer Agency Agreement between Registrant and PFS Shareholder is incorporated by Reference to Post-Effective Amendment No. 59.

(i) Not applicable.

(j) (1) Not applicable.

(2) Power of Attorney dated May 21, 2004 is incorporated by reference to Post-Effective Amendment No. 68.

(k) Not applicable.

(l) Not applicable.

(m) (1) Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund (formerly Smith Barney Utilities Fund), Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Municipal High Income Fund (formerly Smith Barney Tax-Exempt Income Fund) and Smith Barney Exchange Reserve Fund are incorporated by reference to Post-Effective Amendment No. 40.

(2) Form of Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for the Registrant is incorporated by reference to Post-Effective Amendment No. 67.

(3) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 with Salomon Smith Barney Inc. and PFS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 58.

(4) Form of Amended and Restated Shareholder Services and Distribution Plan is incorporated by reference to Post-Effective Amendment No. 64.

(n) Financial Data Schedule is not applicable.

(o) (1) Amended Plan pursuant to Rule 18f-3(d) is incorporated by reference to Post-Effective Amendment No. 52.

(2) Rule 18f-3(d) Multiple Class Plan for SB Convertible Fund and SB Capital and Income Fund is incorporated by reference to Post-Effective Amendment No. 64.

(p) (1) Code of Ethics is incorporated by reference to Post-Effective Amendment No. 57.

(p) (2) Code of Ethics of Salomon Smith Barney is incorporated by reference to Post-Effective Amendment No. 63.

(p) (3) Code of Ethics of PFS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 63.

Item 23. Persons Controlled by or Under Common Control with Registrant

None.

Item 24. Indemnification

The response to this item is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement.

Item 25. Business and Other Connections of Investment Adviser

Investment Adviser - Smith Barney Fund Management LLC (“SBFM”). SBFM was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company on September 21, 1999. SBFM is an indirect subsidiary of Citigroup Inc.

SBFM is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 25 of officers and directors of SBMF together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SBFM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8314).

Item 26. Principal Underwriters

(a) Citigroup Global Markets Inc. (“CGM”) (formerly Salomon Smith Barney Inc.), the Registrant’s distributor, is the distributor for for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS Distributors, Inc. (“PFS Distributors”), a distributor of the Registrant, is also a distributor of the certain series for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds Inc., Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Trust, Smith Barney Investment Funds Inc., Smith Barney Managed Municipals Inc., and Smith Barney Money Funds, Inc.

(b) The information required by this Item 26 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The information required by this Item 26 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 27. Location of Accounts and Records

With respect to the Registrant’s Investment Adviser:

(1)	Smith Barney Income Funds

125 Broad Street

New York, New York 10004

With respect to the Registrant’s Manager and Administrator:

(2)	Smith Barney Fund Management LLC

399 Park Avenue

New York, New York 10022

With respect to the Registrant’s Custodian:

(3)	State Street Bank & Trust Company

225 Franklin Street Boston,

Massachusetts 02110

With respect to the Registrant’s Transfer Agent:

(4)	Citicorp Trust Bank, fsb. f/k/a Travelers Bank & Trust, fsb

125 Broad Street

New York, New York 10004

With respect to the Registrant’s Sub-transfer Agents:

(5)	PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

(6)	Primerica Shareholder Services

P.O. Box 9662

Providence, RI 02940-9662

With respect to the Registrant’s Distributors:

(7)	Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

PFS Distributors, Inc.

3120 Breckenridge Blvd.

Duluth, GA 30099-0062

Item 28. Management Services

Not Applicable.

Item 29. Undertakings

None

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 70 to the Registration Statement to be signed on its behalf of the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 14th day of April, 2005.

SMITH BARNEY INCOME FUNDS

By:	/s/ R. Jay Gerken
R. Jay Gerken, Chairman of
the Board, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ R. Jay Gerken	Chairman of the Board, President and Chief Executive Officer	April 14, 2005
R. Jay Gerken

/s/ Robert Brault	Chief Financial Officer and Treasurer	April 14, 2005
Robert Brault

/s/ Lee Abraham*	Trustee	April 14, 2005
Lee Abraham

/s/ Richard E. Hanson*	Trustee	April 14, 2005
Richard E. Hanson

/s/ Jane F. Dasher*	Trustee	April 14, 2005
Jane F. Dasher

/s/ Paul Hardin*	Trustee	April 14, 2005
Paul Hardin

/s/ Roderick Rasmussen*	Trustee	April 14, 2005
Roderick Rasmussen

/s/ John P. Toolan*	Trustee	April 14, 2005
John P. Toolan

*	Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated May 21, 2004.

/s/ R. Jay Gerken
R. Jay Gerken

6

EXHIBIT INDEX

Exhibit No.	Exhibit